Debt Obligations Level 4 (Details) Debt Outstanding (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Synthetic Letter of Credit Facility	$ 47
ABL Facility [Domain]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	266
Long-Term	60	0
Due Within One Year	0	0
Floating Rate Term Loans Due May 2015 [Member]
Debt Instrument [Line Items]
Long-Term	0	0
Due Within One Year	0	0
6.625% First Priority Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-Term	1,556	1,557
Due Within One Year	0	0
8.875% Senior Secured Notes Due 2018 (includes $6 of unamortized debt discount at June 30, 2012 and December 31, 2011) [Member]
Debt Instrument [Line Items]
Long-Term	1,197	1,196
Due Within One Year	0	0
Floating Rate Second-Priority Senior Secured Notes Due 2014 [Member]
Debt Instrument [Line Items]
Long-Term	0	0
Due Within One Year	0	0
9.00% Second-Priority Senior Secured Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-Term	574	574
Due Within One Year	0	0
9.2% Debentures Due 2021 [Member]
Debt Instrument [Line Items]
Long-Term	74	74
Due Within One Year	0	0
7.875% Debentures Due 2023 [Member]
Debt Instrument [Line Items]
Long-Term	189	189
Due Within One Year	0	0
8.375% Sinking Fund Debentures Due 2016 [Member]
Debt Instrument [Line Items]
Long-Term	20	40
Due Within One Year	20	20
Sinking fund requirement	20
Australia Facility Due 2014 [Member]
Debt Instrument [Line Items]
Long-Term	36	0
Due Within One Year	4	35
Line of Credit Facility, Maximum Borrowing Capacity	10
Brazilian Bank Loans [Member]
Debt Instrument [Line Items]
Long-Term	9	13
Due Within One Year	47	45
Capital Leases [Member]
Debt Instrument [Line Items]
Long-Term	8	9
Due Within One Year	1	1
Other [Member]
Debt Instrument [Line Items]
Long-Term	12	13
Due Within One Year	27	8
Total non-affiliated debt [Member]
Debt Instrument [Line Items]
Long-Term	3,735	3,665
Due Within One Year	$ 99	$ 109